Note 11 - Borrowings (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Borrowings	$ 5,500
Oakmont Capital Holdings, LLC Lines of Credit to Fund Equipment Loans [Member]
Line of Credit Facility, Maximum Borrowing Capacity	15,000
Line of Credit [Member] | Federal Home Loan Bank [Member]
Line of Credit Facility, Maximum Borrowing Capacity	316,800
Long-Term Line of Credit	29,000	$ 159,200
Line of Credit [Member] | Federal Reserve Bank of Philadelphia [Member]
Line of Credit Facility, Maximum Borrowing Capacity		12,000
Long-Term Line of Credit	$ 0	$ 7,000